Employee Termination Benefits and Facility Closures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Employee Termination Benefits and Facility Closures:

The following table provides a rollforward of the liability balances for workforce reductions and facility closures, which occurred during the three months ended March 31, 2014 (in millions):

	Balance 12/31/2013	Expense related to 2014 actions	Payments	Other adjustments*	Balance 3/31/2014
Workforce-related	$14	$5	$(10)	$(1)	$8
Facilities	15	—	(1)	—	14

Total	$29	$5	$(11)	$(1)	$22

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation and other adjustments.

The following table provides a rollforward of the liability balances for workforce reductions and facility closures during 2013 (in millions):

	Balance 12/31/2012	Expense related to 2013 actions	Paid	Other adjustments*	Balance 12/31/2013
Workforce-related	$23	$20	$(23)	$(6)	$14
Facilities	17	2	(3)	(1)	15

Total	$40	$22	$(26)	$(7)	$29

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.

The following table provides a rollforward of the liability balances for workforce reductions and facility closures during 2012 (in millions):

	Balance 12/31/2011	Expense related to 2012 actions	Paid	Other adjustments*	Balance 12/31/2012
Workforce-related	$24	$34	$(31)	$(4)	$23
Facilities	5	12	—	—	17

Total	$29	$46	$(31)	$(4)	$40

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.